Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	IronBridge Funds, Inc.
Central Index Key	0001487592
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Nov. 01, 2014
Prospectus Date	Nov. 01, 2014
IronBridge Small Cap Fund | IronBridge Small Cap Fund
Risk/Return:
Trading Symbol	IBSCX
IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Risk/Return:
Trading Symbol	IBSMX
IronBridge Global Fund | IronBridge Global Fund
Risk/Return:
Trading Symbol	IBGFX
IronBridge Large Cap Fund | IronBridge Large Cap Fund
Risk/Return:
Trading Symbol	IBLCX